Production costs by nature (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of components of cost of sales

	2024	2023
	$	$

Raw materials and consumables	491,855	488,965
Salaries and employee benefits	134,938	128,090
Contractors	92,225	90,488
Equipment rental	1,949	2,786
Other	49,807	52,286
Change in inventories	4,444	(6,272)
Capitalized to mining interests	(93,390)	(140,146)
	681,828	616,197